Schedule of segment reporting information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2025 SGD ($)
Segment Reporting Information [Line Items]
Revenue	$ 4,419,348	$ 5,682,839	$ 4,042,774	$ 6,089,596
Revenue	(2,466,901)	(3,172,188)	(2,989,224)	(3,216,975)
Gross profits	1,952,447	2,510,651	1,053,550	2,872,621
Loss from operation	(5,808,824)	(7,469,567)	(8,686,940)	(1,350,449)
Other income	2,422,609	3,115,233	208,645	42,756
Income (loss) before tax expense	(3,386,215)	(4,354,334)	(8,478,295)	(1,307,693)
Income tax expense	(90,909)	(116,900)	(169,304)
Net loss	(3,477,124)	(4,471,234)	(8,647,599)	(1,307,693)	$ 1,987,887
Total reportable assets	9,215,552		16,018,614			$ 11,850,279
Income tax expense	90,909	116,900	169,304
Packaged Software Solutions [Member]
Segment Reporting Information [Line Items]
Revenue	2,888,570	3,714,411	3,267,891
Revenue	(1,388,638)	(1,785,650)	(2,655,675)
Gross profits	1,499,932	1,928,761	612,216
Loss from operation	(1,582,908)	(2,035,462)	(1,431,609)
Other income	(596)	(767)	79,214
Income (loss) before tax expense	(1,583,504)	(2,036,229)	(1,352,395)
Income tax expense	13,916	17,895	(161,000)
Net loss	(1,597,420)	(2,054,124)	(1,513,395)
Total reportable assets	3,249,389		951,369			4,178,389
Income tax expense	(13,916)	(17,895)	161,000
No-Code Platform and Mobile Application [Member]
Segment Reporting Information [Line Items]
Revenue	1,530,778	1,968,428	774,883
Revenue	(1,078,263)	(1,386,538)	(333,549)
Gross profits	452,515	581,890	441,334
Loss from operation	(601,586)	(773,579)	(1,097,510)
Other income	2,252,534	2,896,534	34,940
Income (loss) before tax expense	1,650,948	2,122,955	(1,062,570)
Income tax expense	76,993	99,005	(8,304)
Net loss	1,573,955	2,023,950	(1,070,874)
Total reportable assets	5,050,418		3,010,728			6,494,333
Income tax expense	(76,993)	(99,005)	8,304
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenue
Revenue
Gross profits
Loss from operation	(3,624,330)	(4,660,526)	(6,157,821)
Other income	170,671	219,466	94,491
Income (loss) before tax expense	(3,453,659)	(4,441,060)	(6,063,330)
Income tax expense
Net loss	(3,453,659)	(4,441,060)	(6,063,330)
Total reportable assets	915,745		12,056,517			$ 1,177,557
Income tax expense